Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI	$ 73,261	$ 56,366
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	(21,782)	(55,845)
Financial liabilities, Total	(21,782)	(55,845)
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(16,227)	(13,058)
Financial liabilities, Total	(16,227)	(13,058)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(380,370)	(481,444)
Financial liabilities, Total	(380,370)	(481,444)
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(33,001)	(51,507)
Financial liabilities, Total	(33,001)	(51,507)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(914,015)	(1,081,351)
Financial liabilities, Total	(914,015)	(1,081,351)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	141,456	13,836
Financial assets, Total	141,456	13,836
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	389,899	295,441
Financial assets, Total	389,899	295,441
Investment in securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI	73,261	(56,366)
Financial assets, Total	73,261	(56,366)
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	242,926	373,651
Financial assets, Total	$ 242,926	$ 373,651